Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid during the period for Interest	$ 0	$ 1,008	$ 14,540
Cash paid during the period for Income taxes	$ 0	$ 0	$ 0